Derivative Liabilities (Details) - Recurring Basic [Member] - USD ($)	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities		1,322,729	313,709	205,144
Carrying value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities		1,322,729	313,709	205,144
Total [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities		$ 1,322,729	$ 313,709	$ 205,144